Guarantor Financials (Tables) - Guarantor	3 Months Ended
Mar. 31, 2016
Guarantee Obligations [Line Items]
Schedule Of Condensed Income Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(in millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Revenues and other income
Sales of goods and services	$10,013	$-	$-	$33,759	$(18,458)	$25,314
Other income	226	-	-	3,441	(3,659)	9
Equity in earnings (loss) of affiliates	908	-	669	13,623	(15,200)	-
GE Capital revenues from services	-	396	297	4,585	(2,756)	2,522
Total revenues and other income	11,146	396	967	55,407	(40,072)	27,845

Costs and expenses
Interest and other financial charges	811	373	931	1,759	(2,137)	1,736
Investment contracts, insurance losses and
insurance annuity benefits	-	-	-	672	(30)	642
Other costs and expenses	10,455	-	36	35,166	(20,429)	25,228
Total costs and expenses	11,266	373	968	37,597	(22,597)	27,606
Earnings (loss) from continuing
operations before income taxes	(120)	24	(1)	17,811	(17,475)	238
Benefit (provision) for income taxes	619	(3)	(3)	(523)	50	139
Earnings (loss) from continuing operations	499	21	(4)	17,288	(17,425)	378
Earnings (loss) from discontinued
operations, net of taxes	(308)	-	(475)	(426)	901	(308)
Net earnings (loss)	191	21	(479)	16,862	(16,525)	69
Less net earnings (loss) attributable to
noncontrolling interests	-	-	-	(26)	(96)	(121)
Net earnings (loss) attributable to
the Company	191	21	(479)	16,887	(16,429)	191
Other comprehensive income (loss)	824	(12)	(182)	268	(74)	824
Comprehensive income (loss) attributable
to the Company	$1,015	$9	$(662)	$17,155	$(16,502)	$1,015

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(in millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Revenues and other income
Sales of goods and services	$9,672	$-	$-	$31,334	$(17,323)	$23,683
Other income	(198)	-	-	1,047	(707)	142
Equity in earnings (loss) of affiliates	(3,420)	-	-	11,639	(8,219)	-
GE Capital revenues from services	-	-	-	8,556	(6,141)	2,414
Total revenues and other income	6,055	-	-	52,575	(32,390)	26,239

Costs and expenses
Interest and other financial charges	752	-	-	2,369	(2,504)	618
Investment contracts, insurance losses and
insurance annuity benefits	-	-	-	644	(32)	613
Other costs and expenses	10,515	-	-	40,816	(27,943)	23,388
Total costs and expenses	11,267	-	-	43,829	(30,478)	24,619
Earnings (loss) from continuing
operations before income taxes	(5,212)	-	-	8,745	(1,913)	1,621
Benefit (provision) for income taxes	574	-	-	(7,074)	206	(6,294)
Earnings (loss) from continuing operations	(4,638)	-	-	1,672	(1,707)	(4,673)
Earnings (loss) from discontinued
operations, net of taxes	(8,936)	-	-	(2,326)	2,325	(8,936)
Net earnings (loss)	(13,573)	-	-	(654)	618	(13,608)
Less net earnings (loss) attributable to
noncontrolling interests	-	-	-	100	(135)	(35)
Net earnings (loss) attributable to
the Company	(13,573)	-	-	(753)	753	(13,573)
Other comprehensive income (loss)	(4,191)	-	-	(4,990)	4,990	(4,191)
Comprehensive income (loss) attributable
to the Company	$(17,764)	$-	$-	$(5,743)	$5,743	$(17,764)

Schedule Of Condensed Balance Sheet [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
MARCH 31, 2016 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Assets
Cash and equivalents	$2,721	$-	$6	$98,506	$(26,158)	$75,075
Investment securities	6	-	-	40,612	(7,643)	32,974
Receivables - net	77,279	33,749	64,038	74,226	(205,062)	44,229
Inventories	5,974	-	-	21,232	(3,299)	23,907
Property, plant and equipment - net	6,574	-	-	50,161	(2,948)	53,786
Investment in subsidiaries(a)	281,040	-	79,415	425,419	(785,874)	-
Goodwill and intangible assets	7,613	-	-	56,491	18,998	83,102
All other assets	15,547	818	1,192	239,007	(189,058)	67,505
Assets of discontinued operations	-	-	-	-	81,615	81,615
Total assets	$396,755	$34,567	$144,651	$1,005,652	$(1,119,431)	$462,193

Liabilities and equity
Short-term borrowings	$164,043	$16,335	$67,054	$60,598	$(256,948)	$51,082
Accounts payable	6,269	-	-	36,167	(29,286)	13,150
Other current liabilities	13,688	2	25	28,707	(2,375)	40,047
Long-term and non-recourse borrowings	80,107	17,651	46,936	95,152	(104,878)	134,967
All other liabilities	41,560	443	1,070	60,455	(13,314)	90,213
Liabilities of discontinued operations	-	-	-	-	36,944	36,944
Total Liabilities	305,667	34,431	115,084	281,078	(369,857)	366,403

Redeemable noncontrolling interests	-	-	-	2,946	89	3,036

GE shareowners' equity	91,088	136	29,567	719,648	(749,351)	91,088
Noncontrolling interests	-	-	-	1,979	(312)	1,667
Total equity	91,088	136	29,567	721,627	(749,663)	92,755
Total liabilities, redeemable
noncontrolling interests and equity	$396,755	$34,567	$144,651	$1,005,652	$(1,119,431)	$462,193

(a) Included within the subsidiaries of the Subsidiary Guarantor are cash and cash equivalent balances of $37.9 billion and net assets of discontinued operations of $33.6 billion.

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
DECEMBER 31, 2015

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Assets
Cash and equivalents	$4,137	$-	$-	$86,955	$(20,609)	$70,483
Investment securities	14	-	-	40,886	(8,927)	31,973
Receivables - net	88,696	33,232	69,306	75,909	(221,286)	45,856
Inventories	5,447	-	-	19,762	(2,694)	22,515
Property, plant and equipment - net	6,540	-	-	56,808	(9,253)	54,095
Investment in subsidiaries(a)	274,471	-	78,505	405,686	(758,662)	-
Goodwill and intangible assets	7,793	-	-	61,413	14,118	83,324
All other assets	15,732	11	915	247,611	(200,393)	63,876
Assets of discontinued operations	-	-	-	-	120,951	120,951
Total assets	$402,828	$33,242	$148,725	$995,030	$(1,086,754)	$493,072

Liabilities and equity
Short-term borrowings	$145,051	$16,204	$71,862	$60,601	$(243,858)	$49,860
Accounts payable	6,096	-	-	37,636	(30,052)	13,680
Other current liabilities	14,482	(1)	17	34,903	(7,860)	41,540
Long-term and non-recourse borrowings	97,471	16,423	46,392	105,801	(118,345)	147,742
All other liabilities	41,455	489	224	57,997	(9,514)	90,652
Liabilities of discontinued operations	-	-	-	-	46,487	46,487
Total Liabilities	304,555	33,115	118,495	296,938	(363,141)	389,962

Redeemable noncontrolling interests	-	-	-	2,888	84	2,972

GE shareowners' equity	98,274	127	30,230	693,589	(723,946)	98,274
Noncontrolling interests	-	-	-	1,616	248	1,864
Total equity	98,274	127	30,230	695,204	(723,697)	100,138
Total liabilities, redeemable
noncontrolling interests and equity	$402,828	$33,242	$148,725	$995,030	$(1,086,754)	$493,072

(a) Included within the subsidiaries of the Subsidiary Guarantor are cash and cash equivalent balances of $40.1 billion and net assets of discontinued operations of $40.0 billion.

Schedule Of Condensed Cash Flow Statement [Table Text Block]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
THREE MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	adjustments	Consolidated

Cash flows – operating activities
Cash from (used for) operating activities -
continuing operations	$(18,196)	$352	$(924)	$(17,005)	$37,625	$1,852
Cash from (used for) operating activities -
discontinued operations	(308)	-	682	(1,370)	(256)	(1,252)
Cash from (used for) operating activities	(18,504)	352	(242)	(18,376)	37,369	599

Cash flows – investing activities
Cash from (used for) investing activities –
continuing operations	12,177	(517)	1,192	76,560	(64,741)	24,671
Cash from (used for) investing activities –
discontinued operations	-	-	-	7,112	-	7,112
Cash from (used for) investing activities	12,177	(517)	1,192	83,672	(64,741)	31,783

Cash flows – financing activities
Cash from (used for) financing activities –
continuing operations	4,911	165	(944)	(47,916)	21,823	(21,961)
Cash from (used for) financing activities –
discontinued operations	-	-	-	(112)	-	(112)
Cash from (used for) financing activities	4,911	165	(944)	(48,028)	21,823	(22,073)
Effect of currency exchange rate changes
on cash and equivalents	-	-	-	31	-	31
Increase (decrease) in cash and equivalents	(1,416)	-	6	17,300	(5,550)	10,340
Cash and equivalents at beginning of year	4,137	-	-	107,350	(20,609)	90,878
Cash and equivalents at March 31	2,721	-	6	124,649	(26,158)	101,218
Less cash and equivalents of discontinued
operations at March 31	-	-	-	26,143	-	26,143
Cash and equivalents of continuing operations
at March 31	$2,721	$-	$6	$98,506	$(26,158)	$75,075

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
THREE MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	adjustments	Consolidated

Cash flows – operating activities
Cash from (used for) operating activities -
continuing operations	$(13,592)	$-	$-	$(1,947)	$17,541	$2,002
Cash from (used for) operating activities -
discontinued operations	(8,935)	-	-	10,698	2,325	4,088
Cash from (used for) operating activities	(22,527)	-	-	8,752	19,866	6,090

Cash flows – investing activities
Cash from (used for) investing activities –
continuing operations	23,988	-	-	(68,359)	51,265	6,894
Cash from (used for) investing activities –
discontinued operations	-	-	-	(3,055)	-	(3,055)
Cash from (used for) investing activities	23,988	-	-	(71,414)	51,265	3,839

Cash flows – financing activities
Cash from (used for) financing activities –
continuing operations	(929)	-	-	63,743	(69,176)	(6,361)
Cash from (used for) financing activities –
discontinued operations	-	-	-	(1,886)	-	(1,886)
Cash from (used for) financing activities	(929)	-	-	61,857	(69,176)	(8,246)
Effect of currency exchange rate changes
on cash and equivalents	-	-	-	(3,826)	-	(3,826)
Increase (decrease) in cash and equivalents	532	-	-	(4,630)	1,955	(2,143)
Cash and equivalents at beginning of year	4,820	-	-	108,400	(22,203)	91,017
Cash and equivalents at March 31	5,352	-	-	103,770	(20,248)	88,874
Less cash and equivalents of discontinued
operations at March 31	-	-	-	20,137	-	20,137
Cash and equivalents of continuing operations
at March 31	$5,352	$-	$-	$83,633	$(20,248)	$68,736